UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09463

        Nuveen Ohio Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:         10/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
	October 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.8% (1.1% of Total Investments)
$ 1,060	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$1,113,753
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 22.8% (15.7% of Total Investments)
1,165	Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue Bonds, Euclid Avenue Housing	8/15 at 100.00	AAA	1,235,646
	Corporation – Fenn Tower Project, Series 2005, 5.000%, 8/01/23 – AMBAC Insured
700	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	732,459
	2006, 5.000%, 7/01/41
2,650	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	5/12 at 100.00	A2	2,764,400
	2002, 5.000%, 5/01/22
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa1	516,755
	2005, 5.000%, 12/01/24
2,000	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	AAA	2,141,400
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
2,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2001,	11/11 at 101.00	AA	2,120,840
	5.200%, 11/01/26
500	Ohio Higher Educational Facilities Commission, Revenue Bonds, Xavier University, Series 2006,	5/16 at 100.00	Aaa	535,320
	5.000%, 5/01/22 – CIFG Insured
1,760	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004, 5.000%,	6/14 at 100.00	AAA	1,883,006
	12/01/20 – MBIA Insured
2,735	University of Cincinnati, Ohio, General Receipts Bonds, Series 2002F, 5.375%, 6/01/19	6/12 at 100.00	A+	2,932,877

14,010	Total Education and Civic Organizations			14,862,703

	Health Care – 8.5% (5.9% of Total Investments)
1,100	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	Aa3	1,226,192
	6.000%, 1/01/32
1,950	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/09 at 101.00	AAA	2,052,414
	5.375%, 11/15/29 – AMBAC Insured
330	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	352,714
	Inc., Series 2006, 5.250%, 5/15/21
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%,	5/14 at 100.00	AA	1,044,150
	5/01/30
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	364,828
	Obligated Group, Series 2000B, 6.375%, 11/15/30
500	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	531,050
	5.250%, 11/15/36

5,215	Total Health Care			5,571,348

	Housing/Multifamily – 5.6% (3.9% of Total Investments)
2,885	Ohio Housing Finance Agency, FHA-Insured Mortgage Revenue Bonds, Asbury Woods Project, Series	4/11 at 102.00	Aa2	3,026,509
	2001A, 5.450%, 4/01/26
	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna
	Homes, Series 2006M:
310	4.450%, 10/01/09 (WI/DD, Settling 11/01/06)	No Opt. Call	Aaa	310,133
340	4.900%, 6/20/48 (Alternative Minimum Tax) (WI/DD, Settling 11/01/06)	6/16 at 102.00	AAA	341,958

3,535	Total Housing/Multifamily			3,678,600

	Housing/Single Family – 3.0% (2.1% of Total Investments)
405	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	408,961
	Revenue Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)
990	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	1,002,108
	Revenue Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
45	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	45,541
	Revenue Bonds, Series 2000F, 5.625%, 9/01/16
500	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	513,805
	9/01/31 (Alternative Minimum Tax)

1,940	Total Housing/Single Family			1,970,415

	Industrials – 2.5% (1.7% of Total Investments)
410	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	11/15 at 100.00	N/R	413,137
	Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa2	1,220,230
	Series 1992, 6.450%, 12/15/21

1,410	Total Industrials			1,633,367

	Long-Term Care – 2.4% (1.5% of Total Investments)
1,470	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series	10/08 at 102.00	BBB	1,529,432
	1999A, 5.750%, 10/01/19

	Tax Obligation/General – 33.7% (23.2% of Total Investments)
1,000	Bay Village City School District, Ohio, General Obligation Unlimited Tax School Improvement	12/10 at 100.00	Aa2	1,041,500
	Bonds, Series 2001, 5.000%, 12/01/25
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aaa	1,594,020
	2005, 5.000%, 12/01/30 – FSA Insured
500	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	536,905
2,965	Franklin County, Worthington, Ohio, Various Purpose Unlimited Tax General Obligation Bonds,	12/11 at 100.00	AA	3,196,685
	Series 2001, 5.375%, 12/01/21
1,000	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,103,730
	5.250%, 12/01/16 – FSA Insured
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	1,076,526
	2006, 5.000%, 12/01/25 – FSA Insured
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	Aaa	1,064,800
	5.000%, 12/01/25 – FGIC Insured
1,000	Ohio, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16	3/15 at 100.00	AA+	1,089,600
2,000	Ohio, General Obligation Higher Education Capital Facilities Bonds, Series 2001A, 5.000%, 2/01/20	2/11 at 100.00	AA+	2,099,260
1,900	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AAA	2,072,140
	Bonds, Series 2004A, 5.250%, 12/01/23 – FGIC Insured
1,275	Sycamore Community School District, Hamilton County, Ohio, Unlimited Tax General Obligation	12/09 at 101.00	AAA	1,327,403
	School Improvement Bonds, Series 1999, 5.000%, 12/01/23 – MBIA Insured
2,415	Troy City School District, Miami County, Ohio, General Obligation Bonds, Series 2005, 5.000%,	12/14 at 100.00	Aaa	2,564,030
	12/01/28 – FSA Insured
1,485	West Chester Township, Butler County, Ohio, Various Purpose Limited Tax General Obligation	11/11 at 101.00	Aaa	1,621,561
	Refunding Bonds, Series 2001, 5.500%, 12/01/17 – AMBAC Insured
1,500	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose	6/11 at 100.00	AAA	1,555,515
	General Obligation Bonds, Series 2001, 5.000%, 12/01/27 – MBIA Insured

20,545	Total Tax Obligation/General			21,943,675

	Tax Obligation/Limited – 11.8% (8.1% of Total Investments)
2,000	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities	12/15 at 100.00	AAA	2,128,280
	Authority, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
1,415	5.000%, 12/01/21 – FGIC Insured	6/14 at 100.00	AAA	1,507,201
1,000	5.000%, 12/01/33 – FGIC Insured	6/14 at 100.00	AAA	1,050,470
345	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	367,535
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AAA	1,068,260
	Project, Series 2005A, 5.000%, 4/01/23 – FSA Insured
1,400	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%,	10/10 at 101.00	BBB+	1,541,806
	10/01/19

7,160	Total Tax Obligation/Limited			7,663,552

	Transportation – 3.3% (2.3% of Total Investments)
2,000	Ohio Turnpike Commission, Revenue Bonds, Series 2001A, 5.500%, 2/15/26	2/11 at 100.00	AA	2,134,900

	U.S. Guaranteed – 34.7% (23.9% of Total Investments) (4)
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,126,820
	5.500%, 12/01/15 (Pre-refunded 12/01/14) – FSA Insured
1,000	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/11 at 101.00	BBB (4)	1,150,440
	Services, Series 2001A, 7.125%, 7/01/29 (Pre-refunded 7/01/11)
	Jackson City School District, Jackson County, Ohio, Unlimited Tax General Obligation School
	Improvement Bonds, Series 2001:
880	5.500%, 12/01/22 (Pre-refunded 6/01/11) – MBIA Insured	6/11 at 100.00	Aaa	954,096
935	5.500%, 12/01/23 (Pre-refunded 6/01/11) – MBIA Insured	6/11 at 100.00	Aaa	1,013,727
2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aaa	2,132,540
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) –
	FGIC Insured
910	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/18	12/10 at 101.00	AAA	984,929
	(Pre-refunded 12/01/10) – AMBAC Insured
1,000	Medina City School District, Medina County, Ohio, Unlimited Tax General Obligation School	12/09 at 100.00	AAA	1,049,950
	Building Construction Bonds, Series 1999, 5.250%, 12/01/28 (Pre-refunded 12/01/09) –
	FGIC Insured
1,000	Nordonia Hills City School District, Ohio, School Improvement Bonds, Series 2000, 5.450%,	12/10 at 101.00	AAA	1,080,460
	12/01/25 (Pre-refunded 12/01/10) – AMBAC Insured
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/10 at 101.00	AAA	1,082,340
	2000, 5.500%, 12/01/25 (Pre-refunded 12/01/10) – AMBAC Insured
	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement
	Bonds, Series 1998:
2,250	5.250%, 11/01/13 (Pre-refunded 11/01/08)	11/08 at 101.00	A– (4)	2,342,633
2,000	5.375%, 11/01/29 (Pre-refunded 11/01/08)	11/08 at 101.00	N/R (4)	2,087,140
3,000	Puerto Rico Municipal Finance Agency, Series 1999A, 6.000%, 8/01/16 (Pre-refunded 8/01/09) –	8/09 at 101.00	AAA	3,224,970
	FSA Insured
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	N/R (4)	738,476
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)
1,850	Swanton Local School District, Fulton County, Ohio, General Obligation Bonds, Series 2001,	12/11 at 101.00	AAA	2,010,968
	5.250%, 12/01/25 (Pre-refunded 12/01/11) – FGIC Insured
1,500	University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A, 5.750%, 6/01/17	6/11 at 101.00	AAA	1,651,500
	(Pre-refunded 6/01/11) – FGIC Insured

20,990	Total U.S. Guaranteed			22,630,989

	Utilities – 8.7% (6.0% of Total Investments)
1,440	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	Aaa	1,544,458
	Series 2002, 5.250%, 2/15/17 – MBIA Insured
2,000	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	5/09 at 101.00	AAA	2,080,280
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
1,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	AAA	1,061,650
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/21 – AMBAC Insured
1,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	1,014,680
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

5,440	Total Utilities			5,701,068

	Water and Sewer – 6.6% (4.6% of Total Investments)
1,700	Cincinnati, Ohio, Water System Revenue Bonds, Series 2001, 5.125%, 12/01/21	6/11 at 100.00	AA+	1,791,681
2,375	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance	12/13 at 100.00	Aaa	2,532,225
	Program, Series 2003, 5.000%, 12/01/23 – MBIA Insured

4,075	Total Water and Sewer			4,323,906

$ 88,850	Total Investments (cost $89,985,648) – 145.4%			94,757,708

	Other Assets Less Liabilities – 2.2%			1,425,104

	Preferred Shares, at Liquidation Value – (47.6)%			(31,000,000)

	Net Assets Applicable to Common Shares – 100%			$65,182,812

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $89,901,616.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$4,866,137
Depreciation	(10,045)

Net unrealized appreciation (depreciation) of investments	$4,856,092

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         December 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        December 28, 2006

* Print the name and title of each signing officer under his or her signature.